General and administrative expense - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized	$ 1,668	$ 936	$ 2,794	$ 1,999
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized			2,794	1,999
Insurance expense			$ 1,023	$ 1,248